2. SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Inventory Valuation
	June 30,	December 31,
	2015	2014
Raw materials	$748	$884
Work in process	191	304
Finished goods	156	136
Inventory reserve	(110)	(144)
Total	$985	$1,180

	Year Ended December 31,
	2014	2013
Raw materials	$884	$1,013
Work in process	304	268
Finished goods	136	96
Inventory reserve	(144)	(184)
Total	$1,180	$1,193

Property and Equipment
	June 30,	December 31,
	2015	2014
Equipment	$1,391	$1,391

Software	737	737
Furniture and fixtures	124	124
Leasehold Improvement	180	180
	2,432	2,432
Less accumulated depreciation	(1,988)	(1,845)
Total	$444	$587

	Year Ended December 31,
	2014	2013
Equipment	$1,391	$1,277
Software	737	737
Furniture and fixtures	124	124
Leasehold Improvement	180	189
	2,432	2,327
Less accumulated depreciation	(1,845)	(1,407)
Total	$587	$920

Accrued Liabilities
	As of December 31,
	2014	2013
Accrued compensation	$447	$426
Accrued professional fees	203	116
Deferred rent	54	68
Accrued warranty	119	58
Accrued vacation	144	—
Other accrued expenses	48	55
Total	$1,015	$723